Commitments and Contingencies	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

13	Commitments and Contingencies
The Company has certain binding purchase commitments primarily for the purchase of equipment from various suppliers. As of September 30, 2021, the obligations for these future purchase commitments totaled $53.1 million, of which $44.8 million is expected to be paid over the next twelve months and $8.3 million is expected to be paid thereafter.
The Company is party to various legal proceedings, claims, and regulatory, tax or government inquiries and investigations that arise in the ordinary course of business. With respect to these matters, management evaluates the developments on a regular basis and accrues a liability when it believes a loss is probable and the amount can be reasonably estimated. Management believes that the amount or any estimable range of reasonably possible or probable loss will not, either individually or in the aggregate, have a material adverse effect on the Company’s business and condensed consolidated financial statements. However, the outcome of these matters is inherently uncertain. Therefore, if one or more of these matters were resolved against the Company for amounts in excess of management’s expectations, the Company’s results of operations and financial condition, including in a particular reporting period in which any such outcome becomes probable and estimable, could be materially adversely affected.
On November 22, 2021, an alleged shareholder of the Company filed a putative class action claim with the Ontario Superior Court of Justice against the Company and certain of its directors and officers alleging violations of Securities Act (Ontario), negligent misrepresentation and other related claims. The claims generally allege that certain of the Company’s prior public financial statements misrepresented the Company’s revenue, accounts receivable and the value of its assets based upon the Company’s August 12, 2021, October 12, 2021 and November 8, 2021 disclosures relating to a review of certain procedures related to its financial statements and to the restatement of financial statements affecting accounts receivable and net book value of property and equipment. The claim does not quantify a damage request. Defendants have not yet responded to the claim.
Commencing during the first quarter of 2020 and continuing through the present and beyond, a pandemic relating to the novel coronavirus known as
COVID-19
occurred causing significant financial market disruption and social dislocation. The pandemic is dynamic with various cities, counties, states and countries around the world responding or having responded in different ways to address and contain the outbreak, including the declaration of a global pandemic by the World Health Organization, a National State of Emergency in the United States and state and local executive orders and ordinances forcing the closure of non-essential
businesses and persons not employed in or using essential services to “stay at home” or “shelter in place.” At this stage, while there are signs of improvement, we have no certainty as to how long the pandemic, or a more limited epidemic, will last, what regions will be most affected or to what extent containment measures will be applied.
Imaging and radiation therapy centers are healthcare facilities and as such are generally considered an essential service and expected to continue to operate during any epidemic or pandemic. However, there is potential that actions taken by government, referring physicians or individual actions, in response to containment or avoidance of this coronavirus could impact a patient’s ability or decision to seek imaging and radiation therapy services at a given time which could have a significant impact on volume at our imaging and radiation therapy centers leading to temporary or prolonged staff layoffs, reduced hours, closures and other cost containment efforts. Further, there is potential that certain services which are not urgent and can be deferred without significant harm to a patient’s health may be delayed, either by the Company in response to local laws or good public health practice or voluntarily by the patient. In addition, there is potential that the outbreak of the coronavirus could impact supply chains, including the Company’s supply of personal protective equipment, and lead to personnel shortages, each of which could impact the ability of the Company to safely perform its services. It is also possible that social distancing efforts and sanitization and decontamination procedures could cause delays in the performance of the Company’s services. Depending on the severity and duration of the
COVID-19
pandemic, there is potential for the Company to incur incremental implicit price concessions beyond what is currently expected and potential future reduction in revenue and income and asset impairments.